Aegis Value Fund
Schedule of Portfolio Investments
September 30, 2022 (Unaudited)

	Country	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 1.9%
Household Durables - 1.7%
Bassett Furniture Industries, Inc.		255,000	$3,998,400
Textiles, Apparel & Luxury Goods - 0.2%
Delta Apparel, Inc. (1)		43,159	603,794
Total Consumer Discretionary			4,602,194

Energy - 33.7%
Energy Equipment & Services - 6.2%
AKITA Drilling Ltd. - Class A (1)	CAD	5,945,285	5,078,681
Deep Down, Inc. (1)(3)		766,584	375,626
Essential Energy Services Ltd. (1)	CAD	1,428,583	336,113
Exterran Corp. (1)		500,549	2,082,284
Tidewater, Inc. (1)		118,102	2,562,813
Valaris Ltd. (1)(2)		87,363	4,275,545
Wolverine Energy & Infrastructure, Inc. (1)(4)	CAD	724,192	43,252
			14,754,314
Oil, Gas & Consumable Fuels - 27.5%
Adams Resources & Energy, Inc.		135,876	4,049,105
ARC Resources Ltd.	CAD	577,703	6,938,208
Ardmore Shipping Corp. (1)(2)		168,579	1,539,126
Hallador Energy Company (1)(3)		2,177,637	12,238,320
International Petroleum Corp/Sweden (1)	CAD	1,516,570	11,956,019
MEG Energy Corp. (1)	CAD	1,097,576	12,284,016
Peabody Energy Corp. (1)		494,732	12,279,248
Seplat Petroleum Development Company plc (4)	GBP	3,163,891	3,887,256
			65,171,298
Total Energy			79,925,612

Financials - 3.2%
Banks - 1.6%
Bank of Cyprus Holdings plc (1)(4)	GBP	3,112,517	3,931,022
Capital Markets - 0.4%
Westwood Holdings Group, Inc.		97,606	939,946
Consumer Finance - 0.9%
EZCORP, Inc. (1)		264,446	2,038,878
Insurance - 0.3%
Conifer Holdings, Inc. (1)		430,026	692,342
Total Financials			7,602,188

Industrials - 2.8%
Construction & Engineering - 1.9%
Matrix Service Co. (1)		1,108,456	4,589,008
Machinery - 0.9%
Mayville Engineering Co., Inc. (1)		314,143	2,045,071
Total Industrials			6,634,079

Materials - 54.9%
Metals & Mining- 46.3%
Diversified Metals & Mining - 10.7%
Amerigo Resources Ltd. (3)	CAD	18,172,738	12,761,108
Excelsior Mining Corp. (1)	CAD	2,483,258	269,656
Kenmare Resources plc	GBP	2,746,628	11,990,929
Solitario Zinc Corp. (1)		620,433	306,494
Trevali Mining Corp. (1)(2)(5)(6)	CAD	1,816,034	-
			25,328,187
Gold, Silver & Precious Metals & Minerals - 24.5%
Centerra Gold, Inc.	CAD	1,660,099	7,306,911
Argonaut Gold, Inc. (1)	CAD	1	-
Condor Gold plc (1)	GBP	2,850,000	827,360
Dundee Precious Metals, Inc.	CAD	606,525	2,695,959
Eldorado Gold Corp. (1)	CAD	449,946	2,719,839
Equinox Gold Corp. (1)(7)	CAD	2,436,790	8,837,961
Erdene Resource Development Corp. (1)(6)	CAD	11,750,338	2,466,861
G Mining Ventures Corp. (1)	CAD	3,809,011	1,806,133
GoldQuest Mining Corp. (1)	CAD	2,849,300	453,792
i-80 Gold Corp. (1)	CAD	1,064,476	1,880,278
Lion One Metals Ltd. (1)(7)	CAD	1,249,340	696,414
Loncor Gold, Inc. (1)(6)(7)	CAD	4,142,858	899,741
Minera Alamos, Inc. (1)(3)(6)(7)	CAD	31,812,538	11,054,417
Mundoro Capital, Inc. (1)	CAD	2,069,073	262,126
O3 Mining, Inc. (1)	CAD	1,309,956	1,346,608
Orezone Gold Corp. (1)	CAD	10,161,669	10,151,738
Revival Gold, Inc. (1)(3)	CAD	5,325,905	2,390,459
Superior Gold, Inc. (1)	CAD	4,715,639	1,297,240
Toubani Resources, Inc. (1)	CAD	1,300,000	122,344
TriStar Gold, Inc. (1)	CAD	351,164	31,777
Troilus Gold Corp. (1)	CAD	2,773,220	823,123
			58,071,081
Mining Services - 6.3%
Capital Ltd. (3)	GBP	8,685,227	8,048,881
Geodrill Ltd. (3)	CAD	3,956,698	6,731,270
			14,780,151
Steel - 4.8%
Algoma Steel Group, Inc.	CAD	611,531	3,940,077
Stelco Holdings, Inc.	CAD	176,970	4,408,396
Universal Stainless & Alloy Products, Inc. (1)(3)		435,079	3,097,763
			11,446,236
Total Metals & Mining			109,625,655
Paper & Forest Products - 8.6%
Canfor Pulp Products, Inc. (1)	CAD	174,467	596,776
Conifex Timber, Inc. (3)	CAD	2,346,913	2,888,300
Interfor Corp. (1)	CAD	618,600	10,828,355
Mercer International, Inc.		264,447	3,252,698
West Fraser Timber Co Ltd.		38,631	2,800,361
			20,366,490
Total Materials			129,992,145

Total Common Stocks (Cost $226,054,848)			228,756,218

Warrants - 0.1%
Materials - 0.1%
Metals & Mining- 0.1%
Gold, Silver & Precious Metals & Minerals - 0.1%
Condor Gold plc, Exercise Price: £0.35, 06/10/2025 (1)(5)(6)	GBP	1,425,000	99,775
Erdene Resource Development, Exercise Price: C$0.45, 07/08/2024 (1)(5)(6)	CAD	2,083,333	80,236
Loncor Gold, Inc. - Exercise Price: C$0.75, 05/27/2024 (1)(5)(6)	CAD	500,000	12,415
Loncor Gold, Inc., Exercise Price: C$0.75, 02/25/2024 (1)(5)(6)	CAD	500,000	9,664
Revival Gold, Inc. - Exercise Price: C$0.90, 01/25/2024 (1)(5)(6)	CAD	1,000,000	72,972
Troilus Gold Corp. - Exercise Price: C$1.50, 06/28/2023 (1)(4)(6)	CAD	850,000	19,999
Total Warrants (Cost $0)			$295,061

Total Investments - 96.6% (Cost $226,054,848)			229,051,279
Other Assets in Excess of Liabiliies - 3.4%			7,935,832
Net Assets - 100.0%			$236,987,111
Percentages are stated as a percent of net assets.

(1) Non-income producing security.
(2) Foreign security denominated in U.S. Dollars.
(3) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See affiliated table below for additional information.
(4) Level 2 Security.
(5)
Level 3 Security which was fair valued in accordance with the policies and procedures approved by the Board of Trustees. As of September 30, 2022, the value of these securities was $275,062 which represents 0.1% of total net assets.

(6) Illiquid Security. As of September 30, 2022, the value of these securities was $14,716,080 which represents 6.2% of total net assets.
(7) All or a portion of this security may be deemed restricted under Rule 144A.

AUD - Australian Dollar
CAD - Canadian Dollar
GBP - British Pound Sterling

plc - Public Limited Company

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Aegis Value Fund
Portfolio Characteristics
September 30, 2022 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks				96.5%
Consumer Discretionary			1.9%
Household Durables		1.7%
Textiles, Apparel & Luxury Goods		0.2%

Energy			33.7%
Energy Equipment & Services		6.2%
Oil, Gas & Consumable Fuels		27.5%

Financials			3.2%
Banks		1.6%
Capital Markets		0.4%
Consumer Finance		0.9%
Insurance		0.3%
Industrials			2.8%
Construction & Engineering		1.9%
Machinery		0.9%

Materials			54.9%
Metals & Mining		46.3%
Diversified Metals & Mining	10.7%
Gold, Silver & Precious Metals & Minerals	24.5%
Mining Services	6.3%
Steel	4.8%
Paper & Forest Products		8.6%
Warrants				0.1%
Materials			0.1%
Metals & Mining
Gold, Silver & Precious Metals & Minerals		0.1%
Other Assets in Excess of Liabilities				3.4%
Total Net Assets				100.0%

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2022 amounted to $48,439,499, representing 20.44% of net assets. A summary of affiliated transactions for the period ended September 30, 2022 is as follows:

	Share Balance December 31, 2021	Additions	Deductions	Share Balance September 30, 2022
Amerigo Resources Ltd.	17,032,738	1,140,000	-	18,172,738
Conifex Timber, Inc.	2,246,913	100,000	-	2,346,913
Deep Down, Inc.	766,584	-	-	766,584
Geodrill Ltd.	3,956,698	-	-	3,956,698
Hallador Energy Co.**	742,434	1,435,203	-	2,177,637
Minera Alamos, Inc.**	18,954,538	12,858,000	-	31,812,538
Revival Gold, Inc.**	2,801,405	2,524,500	-	5,325,905

	Value December 31, 2021	Acquisitions	Dispositions	Corporate Actions
Amerigo Resources Ltd.	$19,659,115	$918,682	$-	$-
Conifex Timber, Inc.	3,676,912	149,800	-	-
Deep Down, Inc.	475,282	-	-	-
Geodrill Ltd.	6,599,971	-	-	-
Hallador Energy Co.**	1,826,388	5,274,396	-	-
Minera Alamos, Inc.**	8,016,663	5,302,021	-	-
Revival Gold, Inc.**	1,373,075	1,267,689	-	-
Total	$41,627,406	$12,912,589	$-	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Dividend Income
Amerigo Resources Ltd.	$-	$(7,816,689)	$12,761,108	$1,017,696
Conifex Timber, Inc.	-	(938,412)	2,888,300	307,578
Deep Down, Inc.	-	(99,656)	375,626	-
Geodrill Ltd.	-	131,299	6,731,270	93,528
Hallador Energy Co.**	-	5,137,536	12,238,320	-
Minera Alamos, Inc.**	-	(2,264,267)	11,054,417	-
Revival Gold, Inc.**	-	(250,305)	2,390,459	-
Total	$-	$(6,100,494)	$48,439,501	$1,418,802

*
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**	This security was not affiliated as of December 31, 2021.

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2022
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,602,194	$-	$-	$4,602,194
Energy	75,995,104	3,930,508	-	79,925,612
Financials	3,671,166	3,931,022	-	7,602,188
Industrials	6,634,079	-	-	6,634,079
Materials	129,992,145	-	-	129,992,145
Warrants
Materials	-	19,999	275,062	295,061
Total	$220,894,688	$7,881,529	$275,062	$229,051,279

The following is a summary of quantitative information about significant unobservable valuation inputs for the Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2022:

Investments	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Inputs		Weighted Average	Range
Condor Gold plc - Warrent, Exercise Price: £0.35, 06/10/2025	$99,775	Black Scholes Option Pricing Model	Pricing Model		N/A	$0.0700
Erdene Resource Development Warrant, Exercise Price: C0.45, 07/08/2024	80,236	Black Scholes Option Pricing Model	Pricing Model		N/A	0.0385
Loncor Gold, Inc. - Warrant, Exercise Price: C0.75, 05/27/2024	12,415	Black Scholes Option Pricing Model	Pricing Model		N/A	0.0248
Loncor Gold, Inc. - Warrant, Exercise Price: C0.75, 02/25/2024	9,664	Black Scholes Option Pricing Model	Pricing Model		N/A	0.0041
Revival Gold, Inc. - Warrant, Exercise Price: C0.90, 01/25/2024	72,972	Black Scholes Option Pricing Model	Pricing Model		N/A	0.0730
Trevali Mining Corp.	-	N/A	Pricing Model		N/A	-

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2022:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities
Beginning balance as of December 31, 2021				$50,905
Change in unrealized appreciation				$224,157
Ending balance as of September 30, 2022				$275,062

Change in unrealized appreciation still held as of September 30, 2022				$275,062